CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	July 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.7%
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 1.6%
Meta Platforms Inc., Class A Shares	100,000	$31,860,000	*

CONSUMER DISCRETIONARY - 4.8%
Broadline Retail - 1.0%
Alibaba Group Holding Ltd.	1,600,000	20,447,018	*(a)

Hotels, Restaurants & Leisure - 3.8%
Bloomin’ Brands Inc.	350,000	9,404,500
Expedia Group Inc.	200,000	24,506,000	*
Las Vegas Sands Corp.	400,000	23,924,000	*
MGM Resorts International	400,000	20,308,000

Total Hotels, Restaurants & Leisure		78,142,500

TOTAL CONSUMER DISCRETIONARY		98,589,518

CONSUMER STAPLES - 3.2%
Beverages - 1.3%
Constellation Brands Inc., Class A Shares	100,000	27,280,000

Personal Care Products - 1.9%
Coty Inc., Class A Shares	1,800,000	21,672,000	*
Haleon PLC	4,000,000	17,265,698	(a)

Total Personal Care Products		38,937,698

TOTAL CONSUMER STAPLES		66,217,698

ENERGY - 16.4%
Energy Equipment & Services - 6.1%
Baker Hughes Co.	1,250,000	44,737,500
Noble Corp. PLC	1,000,000	52,270,000	*
Schlumberger NV	500,000	29,170,000

Total Energy Equipment & Services		126,177,500

Oil, Gas & Consumable Fuels - 10.3%
APA Corp.	800,000	32,392,000
Energy Transfer LP	4,000,000	53,160,000
EQT Corp.	1,200,000	50,616,000
Pioneer Natural Resources Co.	200,000	45,134,000
TotalEnergies SE, ADR	500,000	30,425,000

Total Oil, Gas & Consumable Fuels		211,727,000

TOTAL ENERGY		337,904,500

See Notes to Schedule of Investments.

ClearBridge Value Trust 2023 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2023

SECURITY	SHARES	VALUE
FINANCIALS - 19.3%
Banks - 3.7%
First Horizon Corp.	2,500,000	$34,075,000
Wells Fargo & Co.	900,000	41,544,000

Total Banks		75,619,000

Capital Markets - 1.7%
Goldman Sachs Group Inc.	100,000	35,587,000

Consumer Finance - 1.7%
Capital One Financial Corp.	300,000	35,106,000

Financial Services - 7.8%
Apollo Global Management Inc.	400,000	32,684,000
Block Inc.	300,000	24,159,000	*
Equitable Holdings Inc.	1,200,000	34,428,000
Fiserv Inc.	300,000	37,863,000	*
MGIC Investment Corp.	1,900,000	31,806,000

Total Financial Services		160,940,000

Insurance - 4.4%
American International Group Inc.	950,000	57,266,000
Everest Group Ltd.	90,000	32,445,900

Total Insurance		89,711,900

TOTAL FINANCIALS		396,963,900

HEALTH CARE - 13.6%
Biotechnology - 4.5%
AbbVie Inc.	150,000	22,437,000
Biogen Inc.	110,000	29,720,900	*
BioNTech SE, ADR	200,000	21,774,000	*
Gilead Sciences Inc.	250,000	19,035,000

Total Biotechnology		92,966,900

Health Care Equipment & Supplies - 1.5%
Zimmer Biomet Holdings Inc.	225,000	31,083,750

Health Care Providers & Services - 2.5%
UnitedHealth Group Inc.	100,000	50,637,000

Pharmaceuticals - 5.1%
AstraZeneca PLC, ADR	400,000	28,680,000
Johnson & Johnson	450,000	75,388,500

Total Pharmaceuticals		104,068,500

TOTAL HEALTH CARE		278,756,150

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.7%
Airbus SE	240,000	35,352,005	(a)

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2023 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2023

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.9%
Clean Harbors Inc.	110,000	$18,288,600	*

Electrical Equipment - 2.1%
Fluence Energy Inc.	750,000	21,930,000	*
Sensata Technologies Holding PLC	500,000	21,125,000

Total Electrical Equipment		43,055,000

Ground Transportation - 4.0%
Canadian Pacific Kansas City Ltd.	250,000	20,572,500
Uber Technologies Inc.	900,000	44,514,000	*
Union Pacific Corp.	75,000	17,401,500

Total Ground Transportation		82,488,000

Industrial Conglomerates - 1.8%
Siemens AG, Registered Shares	220,000	37,497,289	(a)

Machinery - 0.8%
CNH Industrial NV	1,200,000	17,232,000

Passenger Airlines - 1.3%
United Airlines Holdings Inc.	500,000	27,155,000	*

Trading Companies & Distributors - 1.6%
Marubeni Corp.	1,799,940	31,867,946	(a)

TOTAL INDUSTRIALS		292,935,840

INFORMATION TECHNOLOGY - 6.6%
Semiconductors & Semiconductor Equipment - 3.2%
Micron Technology Inc.	500,000	35,695,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	300,000	29,745,000

Total Semiconductors & Semiconductor Equipment		65,440,000

Software - 3.4%
Microsoft Corp.	70,000	23,514,400
Oracle Corp.	400,000	46,892,000

Total Software		70,406,400

TOTAL INFORMATION TECHNOLOGY		135,846,400

MATERIALS - 7.8%
Chemicals - 3.2%
Air Liquide SA	110,000	19,777,335	(a)
Eastman Chemical Co.	350,000	29,953,000
Mosaic Co.	400,000	16,304,000

Total Chemicals		66,034,335

See Notes to Schedule of Investments.

ClearBridge Value Trust 2023 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	July 31, 2023

SECURITY		SHARES	VALUE
Metals & Mining - 4.6%
Freeport-McMoRan Inc.		1,200,000	$53,580,000
Royal Gold Inc.		225,000	27,031,500
Teck Resources Ltd., Class B Shares		300,000	13,329,000

Total Metals & Mining			93,940,500

TOTAL MATERIALS			159,974,835

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Howard Hughes Corp.		200,000	16,886,000	*

UTILITIES - 6.4%
Electric Utilities - 3.1%
American Electric Power Co. Inc.		300,000	25,422,000
Constellation Energy Corp.		400,000	38,660,000

Total Electric Utilities			64,082,000

Independent Power and Renewable Electricity Producers - 3.3%
AES Corp.		1,600,000	34,608,000
Vistra Corp.		1,200,000	33,672,000

Total Independent Power and Renewable Electricity Producers			68,280,000

TOTAL UTILITIES			132,362,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,456,175,265)			1,948,296,841

	RATE
SHORT-TERM INVESTMENTS - 4.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	60,539,226	60,539,226	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	25,945,383	25,945,383	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $86,484,609)			86,484,609

TOTAL INVESTMENTS - 98.9% (Cost - $1,542,659,874)			2,034,781,450
Other Assets in Excess of Liabilities - 1.1%			22,119,278

TOTAL NET ASSETS - 100.0%			$2,056,900,728

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $25,945,383 and the cost was $25,945,383 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

5

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$78,142,500	$20,447,018	—	$98,589,518
Consumer Staples	48,952,000	17,265,698	—	66,217,698
Industrials	188,218,600	104,717,240	—	292,935,840
Materials	140,197,500	19,777,335	—	159,974,835
Other Common Stocks	1,330,578,950	—	—	1,330,578,950

Total Long-Term Investments	1,786,089,550	162,207,291	—	1,948,296,841

Short-Term Investments†	86,484,609	—	—	86,484,609

Total Investments	$1,872,574,159	$162,207,291	—	$2,034,781,450

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,366,122	$130,103,339	130,103,339	$109,524,078	109,524,078	—	$474,066	—	$25,945,383

7